Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table, and accompanying graphs and narrative information, contain required disclosures regarding the relationship between certain elements of the Corporation’s financial performance (using a mix of required (Total Shareholder Return (“TSR”) and GAAP Net Income (Loss)) and company-selected (Adjusted FCF per Share) measures) and compensation “actually paid” (as defined under the SEC rules, “compensation actually paid”) to our principal executive officer through December 31, 2025, Mr. DeIuliis, and the average compensation actually paid to our other named executive officers for 2025, 2024, 2023, 2022 and 2021. The Compensation Committee did not consider these disclosures when making the executive compensation decisions contained in this Proxy Statement, except as otherwise noted regarding Adjusted FCF per Share.

Pay Versus Performance Table — 2025

			Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1)(2) (e)	Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(1)(2) (c)			Total Shareholder Return(3) (f)	Peer Group Total Shareholder Return(3) (g)	Net Income (h) In thousands	Free Cash Flow per Share(4) (i)
2025	$7,420,318	$4,884,067	$5,482,087	$4,283,559	$340.8	$531.8	$633,162	$4.53
2024	$6,120,603	$15,853,197	$3,258,040	$10,626,156	$339.8	$481.7	$(90,494)	$2.22
2023	$6,427,883	$8,148,487	$4,175,035	$4,440,746	$185.3	$361.9	$1,720,716	$1.98
2022	$6,548,158	$10,195,331	$2,351,374	$3,426,481	$155.9	$356.6	$(142,077)	$4.14
2021	$8,572,755	$10,140,026	$2,643,657	$3,423,186	$127.3	$232.3	$(498,643)	$2.48

Company Selected Measure Name	Adjusted FCF per Share
Named Executive Officers, Footnote
(1)	Nicholas J. DeIuliis served as our principal executive officer (“PEO”) for the full year for each of 2025, 2024, 2023, 2022 and 2021. For 2025 and 2024, our non-PEO named executive officers (“NEOs”) included Alan Shepard, Timothy S. Bedard, Navneet Behl, and Hayley F. Scott. For 2023, our non-PEO NEOs included Alan Shepard, Navneet Behl, Hayley F. Scott, Ravi Srivastava, Olayemi Akinkugbe, and Alexander J. Reyes. For 2022, our non-PEO NEOs included Alan Shepard, Olayemi Akinkugbe, Alexander J. Reyes, Ravi Srivastava, Donald W. Rush and Chad A. Griffith. For 2021, our non-PEO NEOs included Olayemi Akinkugbe, Alexander J. Reyes, Donald W. Rush and Chad A. Griffith.

Peer Group Issuers, Footnote [Text Block]
(3)	For each year, TSR for the Corporation and the peer group was calculated in accordance with Item 201(e) and Item 402(v) of Regulations S-K. For purposes of this pay versus performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in the Corporation’s Annual Reports on 10-K for each of the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021 and consists of the following entities: 2025 and 2024 -- Antero Resources Corporation, Expand Energy Corporation (successor by merger to Chesapeake Energy Corporation and Southwestern Energy Co.), EQT Corporation, Gulfport Energy Corporation and Range Resources Corporation; and 2023, 2022 and 2021 -- Antero Resources Corporation, Chesapeake Energy Corporation, EQT Corporation, Gulfport Energy Corporation, Range Resources Corporation and Southwestern Energy Co. (in each case, the “Peer Group”). Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

PEO Total Compensation Amount	$ 7,420,318	$ 6,120,603	$ 6,427,883	$ 6,548,158	$ 8,572,755
PEO Actually Paid Compensation Amount	$ 4,884,067	15,853,197	8,148,487	10,195,331	10,140,026
Adjustment To PEO Compensation, Footnote
(2)	For 2025, the value included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflects the following adjustments to the values included in columns (b) and (d) respectively:

Nicholas J. DeIuliis	2025
Summary Compensation Table (“SCT”) Total for PEO (column (b))	$7,420,318
-aggregate change in actuarial present value of pension benefits from SCT for covered year	$1,180,381
+service cost of pension benefits	—
+prior service cost of pension benefits	—
-SCT “Stock Awards” column value	$3,000,024
-SCT “Option Awards” column value	—
+aggregate total of year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$3,241,688
+/-aggregate total of change in fair value (from prior year-end to covered year-end) of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$124,845
+aggregate total of vesting date fair value of equity awards granted and vested in the covered year	—
+/-aggregate total of change in fair value (from prior year-end to covered year vesting date) of equity awards granted in prior years that vested in the covered year	$(1,722,379)
-aggregate total fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$—
+dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	—
+excess fair value for equity award modifications	—
Compensation Actually Paid to PEO (column (c))	$4,884,067

Non-PEO NEO Average Total Compensation Amount	$ 5,482,087	3,258,040	4,175,035	2,351,374	2,643,657
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,283,559	10,626,156	4,440,746	3,426,481	3,423,186
Adjustment to Non-PEO NEO Compensation Footnote
(2)	For 2025, the value included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflects the following adjustments to the values included in columns (b) and (d) respectively:

Average for Non-PEO NEOs	2025
Average SCT Total for Non-PEO NEOs (column (d))	$5,482,087
-aggregate change in actuarial present value of pension benefits from SCT for covered year	$—
+service cost of pension benefits	—
+prior service cost of pension benefits	—
-SCT “Stock Awards” column value	$4,608,714
-SCT “Option Awards” column value	—
+aggregate total of year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$4,300,500
+/-aggregate total of year-over-year change in fair value (from prior year-end to covered year-end) of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(629,129)
+aggregate total of vesting date fair value of equity awards granted and vested in the covered year	—
+/-aggregate total of change in fair value (from prior year-end to covered year vesting date) of equity awards granted in prior years that vested in the covered year	$(261,185)
-aggregate total fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—
+dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	—
+excess fair value for equity award modifications	—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$4,283,559

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Compensation Actually Paid and
CNX Total Shareholder Return

CAP vs. TSR. The graph above compares CNX’s TSR and the TSR of the Peer Group with PEO CAP and average non-PEO CAP for each of 2021, 2022, 2023, 2024 and 2025.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between Compensation Actually Paid and
CNX Net Income

CAP vs. Net Income (Loss). SEC rules require the comparison of CAP to GAAP net income. For each of the years 2021, 2022 and 2024, CNX reported a net loss, which we attribute in large part to the recognition of unrealized gains and losses associated with changes in the fair value of commodity derivative instruments, or commodity price hedges. The required recognition of unrealized gains or losses on these hedging instruments can significantly impact our financial results such that reported net income is not in our opinion necessarily reflective of CNX’s financial performance in any given period. Thus, we do not use net income as a performance indicator nor does the Compensation Committee use it in making executive compensation decisions or calculating incentive awards for our named executive.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between Compensation Actually Paid and
CNX Adjusted Free Cash Flow Per Share

CAP vs. Adjusted FCF Per Share. CNX chose Adjusted FCF per Share as the company-selected measure as required under the SEC Pay Versus Performance disclosure rules. CNX believes that Adjusted FCF per Share is a fundamental gauge of the Corporation’s financial performance and its goal of creating long-term value for its shareholders. CNX believes this metric is an indicator, on a per share basis, of the ability to efficiently operate its existing assets and capital investment program; which ultimately results in the generation of cash that, after certain adjustments, may be available for shareholder returns or debt reduction. Thus, the Compensation Committee uses Adjusted FCF per Share in making executive compensation decisions, including specifically the STIC awards.

Tabular List [Table Text Block]

List of Performance Measurements for Compensation Actually Paid

The following table lists the performance measures that we believe represent the most important performance measures we used to link PEO CAP and average non-PEO NEO CAP for fiscal year 2025 to our performance:

Adjusted Free Cash Flow Per Share
Free Cash Flow
Relative Total Shareholder Return
Absolute Stock Price
Methane Intensity

This Pay Versus Performance section should not be deemed filed or incorporated by reference into any other filing of CNX under the Securities Act or the Exchange Act, except to the extent that CNX specifically incorporates this Pay Versus Performance section by reference therein.

Total Shareholder Return Amount	$ 340.8	339.8	185.3	155.9	127.3
Peer Group Total Shareholder Return Amount	531.8	481.7	361.9	356.6	232.3
Net Income (Loss) Attributable to Parent	$ 633,162,000	$ (90,494,000)	$ 1,720,716,000	$ (142,077,000)	$ (498,643,000)
Company Selected Measure Amount | $ / shares	4.53	2.22	1.98	4.14	2.48
PEO Name	Nicholas J. DeIuliis	Nicholas J. DeIuliis	Nicholas J. DeIuliis	Nicholas J. DeIuliis	Nicholas J. DeIuliis
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow Per Share
Non-GAAP Measure Description [Text Block]
(4)	Adjusted FCF per Share is calculated as set forth in Appendix A of this Proxy Statement, and is identical to the calculation used in determining the Corporation’s Adjusted FCF per Share Performance Measure under the STIC Plan.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Absolute Stock Price
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Methane Intensity
-aggregate change in actuarial present value of pension benefits from SCT for covered year | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,180,381
-aggregate change in actuarial present value of pension benefits from SCT for covered year | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
+service cost of pension benefits | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
+service cost of pension benefits | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
+prior service cost of pension benefits | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
+prior service cost of pension benefits | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
-SCT “Stock Awards” column value | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,000,024
-SCT “Stock Awards” column value | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,608,714
-SCT “Option Awards” column value | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
-SCT “Option Awards” column value | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
+aggregate total of year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,241,688
+aggregate total of year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,300,500
+/-aggregate total of change in fair value (from prior year-end to covered year-end) of equity awards granted in prior years that are outstanding and unvested as of the covered year-end | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	124,845
+/-aggregate total of change in fair value (from prior year-end to covered year vesting date) of equity awards granted in prior years that vested in the covered year | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
+/-aggregate total of change in fair value (from prior year-end to covered year vesting date) of equity awards granted in prior years that vested in the covered year | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
-aggregate total fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,722,379)
-aggregate total fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(261,185)
+aggregate total of vesting date fair value of equity awards granted and vested in the covered year | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
+aggregate total of vesting date fair value of equity awards granted and vested in the covered year | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
+dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
+dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
+excess fair value for equity award modifications | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
+excess fair value for equity award modifications | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
+/-aggregate total of year-over-year change in fair value (from prior year-end to covered year-end) of equity awards granted in prior years that are outstanding and unvested as of the covered year-end | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (629,129)